Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2023
Earnings Per Share (EPS)
Earnings Per Share (EPS)

Note 12

Earnings Per Share (EPS)

Basic EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The weighted average number of ordinary shares takes into account the weighted average effect of share based payments during the year as well as issuance of shares in connection with business combination with Eneti. In December 2023, 113 million shares were issued for this business combination.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

EUR’000	2023	2022	2021
Profit attributable to ordinary equity holders of the parent for basic earnings	11,498	35,541	7,451
Profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	11,498	35,541	7,451

Thousands	2023	2022	2021
Weighted average number of ordinary shares for basic EPS[1]	201,362	163,219	131,161
Effect of dilution from shared based payments programme	1,861	676	—
Weighted average number of ordinary shares adjusted for the effect of dilution[1]	203,223	163,895	131,161

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these Financial Statements.

[1]The weighted average number of shares takes into account the weighted average effect of share based payments during the year.